Goodwill and Intangible Assets - Summary of Intangible Assets Balance (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,487,995	$ 1,483,194	$ 1,483,184
Accumulated Amortization	(485,190)	(460,415)	(361,737)
Net Carrying Amount	1,002,805	1,022,779	1,121,447
Intangible assets, Gross Carrying Amount	1,678,465	1,673,664	1,673,654
Intangible assets, Net Carrying Amount	1,193,275	1,213,249	1,311,917
Trademarks—indefinite life, Accumulated Amortization	(485,190)	(460,415)	(361,737)
Trademarks [Member]
Schedule Of Intangible Assets [Line Items]
Indefinite life intangible assets	$ 190,470	$ 190,470	$ 190,470
Customer Relationships [Member]
Schedule Of Intangible Assets [Line Items]
Weighted- Average Remaining Useful Life (Years)	13 years 1 month 6 days	13 years 3 months 18 days	14 years 3 months 18 days
Gross Carrying Amount	$ 1,299,750	$ 1,299,750	$ 1,299,750
Accumulated Amortization	(355,897)	(337,831)	(265,567)
Net Carrying Amount	$ 943,853	$ 961,919	$ 1,034,183
Customer Relationships [Member] | Maximum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)	18 years	18 years
Customer Relationships [Member] | Minimum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)	16 years	16 years
Acquired Technologies [Member]
Schedule Of Intangible Assets [Line Items]
Weighted- Average Remaining Useful Life (Years)	2 years 6 months	2 years 3 months 18 days	3 years 3 months 18 days
Gross Carrying Amount	$ 187,965	$ 183,164	$ 183,154
Accumulated Amortization	(129,013)	(122,318)	(95,998)
Net Carrying Amount	$ 58,952	$ 60,846	$ 87,156
Acquired Technologies [Member] | Maximum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)	7 years	7 years
Acquired Technologies [Member] | Minimum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)	3 years	3 years
Favorable Lease Terms [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)		6 years	6 years
Weighted- Average Remaining Useful Life (Years)		3 months 18 days	2 years 3 months 18 days
Gross Carrying Amount		$ 280	$ 280
Accumulated Amortization		(266)	(172)
Net Carrying Amount		$ 14	$ 108
Subsidiaries | Customer Relationships [Member] | Maximum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)		18 years	18 years
Subsidiaries | Customer Relationships [Member] | Minimum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)		16 years	16 years
Subsidiaries | Acquired Technologies [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)				3 years
Subsidiaries | Acquired Technologies [Member] | Maximum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)		7 years	7 years
Subsidiaries | Acquired Technologies [Member] | Minimum [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)		3 years	3 years
Subsidiaries | Favorable Lease Terms [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Useful Life (Years)		6 years